Consolidated Statements of Operations and Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 6,428,608	$ 6,461,163	$ 5,804,727
Cost of revenues	(2,891,565)	(2,581,218)	(2,633,455)
Gross profit	3,537,043	3,879,945	3,171,272
Operating expenses:
General and administrative	1,472,648	1,699,934	1,415,484
Selling	437,185	76,477	2,012
Total operating expenses	1,909,833	1,776,411	1,417,496
Operating income	1,627,210	2,103,534	1,753,776
Other income (expense)
Government subsidies	9,838	6,883	101,965
Net investment (loss) income	(19,363)	103,375	99,574
Financial income (expense), net	250,172	(2,190)	2,607
Other, net	1,106	608	179
Total other income	241,753	108,676	204,325
Net Income before provision for income taxes	1,868,963	2,212,210	1,958,101
Income tax expense	453,218	542,853	269,242
Net income	1,415,745	1,669,357	1,688,859
Comprehensive income
Net income	1,415,745	1,669,357	1,688,859
Foreign currency translation (loss) gain	(1,015,447)	290,407	521,914
Comprehensive income	$ 400,298	$ 1,959,764	$ 2,210,773
Earnings per ordinary share
Earnings per ordinary share basic (in Dollars per share)	$ 0.13	$ 0.15	$ 0.15
Weighted average number of ordinary shares outstanding
Weighted average number of ordinary shares outstanding basic (in Shares)	10,987,679	10,987,679	10,987,679